Business Segments (Tables)	12 Months Ended
Dec. 31, 2016
Reportable Segment Information

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2016
Revenues from:
External Customers	$9,012.4	$4,328.3	$145.9	$2,858.7	$34.8	$—		$16,380.1
Other Operating Segments	79.5	94.1	366.9	127.3	70.3	(738.1)		—
Total Revenues	$9,091.9	$4,422.4	$512.8	$2,986.0	$105.1	$(738.1)		$16,380.1

Asset Impairments and Other Related Charges	$10.5	$—	$—	$2,257.3	$—	$—		$2,267.8
Depreciation and Amortization	1,073.8	649.9	67.1	154.6	0.2	16.7	(d)	1,962.3
Interest and Investment Income	4.8	14.8	0.4	1.4	11.8	(16.9)		16.3
Carrying Costs Income	10.5	20.0	(0.3)	—	—	(14.0)		16.2
Interest Expense	522.1	256.9	50.3	35.8	40.5	(28.4)	(d)	877.2
Income Tax Expense (Credit)	397.3	205.1	134.1	(666.5)	(143.7)	—		(73.7)

Income (Loss) from Continuing Operations	$984.0	$482.1	$269.3	$(1,198.0)	$83.1	$—		$620.5
Income (Loss) from Discontinued Operations, Net of Tax	—	—	—	—	(2.5)	—		(2.5)
Net Income (Loss)	$984.0	$482.1	$269.3	$(1,198.0)	$80.6	$—		$618.0

Gross Property Additions	$2,237.0	$1,058.3	$1,265.8	$336.2	$9.8	$(18.1)		$4,889.0

Total Property, Plant and Equipment	$41,552.6	$14,762.2	$5,354.0	$364.7	$356.6	$(353.5)	(d)	$62,036.6
Accumulated Depreciation and Amortization	12,596.7	3,655.0	101.4	42.2	186.0	(184.0)	(d)	16,397.3
Total Property, Plant and Equipment – Net	$28,955.9	$11,107.2	$5,252.6	$322.5	$170.6	$(169.5)	(d)	$45,639.3

Assets Held for Sale	$—	$—	$—	$1,951.2	$—	$—		$1,951.2

Total Assets	$37,428.3	$14,802.4	$6,384.8	$3,386.1	$20,354.8	$(18,888.7)	(d) (e)	$63,467.7

Investments in Equity Method Investees	$41.2	$1.2	$742.0	$0.1	$24.9	$—		$809.4

Long-term Debt Due Within One Year:
Non-Affiliated	$1,519.9	$309.4	$—	$500.1	$548.6	$—		$2,878.0

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	10,353.3	4,672.2	2,055.7	—	297.2	—		17,378.4

Total Long-term Debt	$11,893.2	$4,981.6	$2,055.7	$532.3	$845.8	$(52.2)		$20,256.4

Liabilities Held for Sale	$—	$—	$—	$235.9	$—	$—		$235.9

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.4	$43.0	$201.4	$0.8	$15.5	(d)	$2,009.7
Interest and Investment Income	4.6	6.4	0.2	2.8	9.2	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	276.2	37.2	40.0	30.3	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$352.4	$192.7	$366.0	$(42.7)	$—		$1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$352.4	$192.7	$366.0	$241.0	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.4	$1,121.3	$134.3	$4.8	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,795.0	$5,012.1	$5,414.5	$20,242.2	$(19,573.0)	(d) (e)	$61,683.1

Investments in Equity Method Investees	$31.9	$0.9	$630.8	$0.1	$56.8	$—		$720.5

Long-term Debt Due Within One Year:
Non-Affiliated	$935.4	$824.7	$—	$71.6	$0.1	$—		$1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		10.1	—	4.7		8.6	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		280.3	23.5	45.3		25.1	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.7	62.9	179.3		15.2	—		902.6

Income from Continuing Operations	$711.8		$352.2	$150.8	$367.4		$8.3	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$352.2	$150.8	$367.4		$55.8	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Assets	$33,705.1		$14,524.6	$3,570.0	$6,326.2		$20,512.9	$(19,094.2)	(d) (e)	$59,544.6

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.